Nature of Business and Going Concern - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2014
Going Concern [Line Items]
Net Cash Provided by (Used in) Operating Activities, Continuing Operations, Total	$ (688)	$ (470)	$ (1,363)	$ (969)	$ (2,124)	$ (1,862)
Retained Earnings (Accumulated Deficit)	(116,726)		(116,726)		(114,322)	(111,533)
Operating Income (Loss)	(1,479)	(707)	(2,250)	(1,161)	(2,871)	(1,890)
Increase In Common Stock Value						248
Cash and Cash Equivalents, at Carrying Value, Total	$ 10,232	$ 5,081	$ 10,232	$ 5,081	$ 3,926	$ 942	$ 3,251	$ 545	$ 2,307